Acquisitions - Consideration Transferred (Details) - OURS Technology, Inc. $ in Millions	Mar. 05, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 16
Stock consideration	24
Assumed liabilities related to third-party expenses	1
Total fair value of consideration transferred	$ 41